DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN - Additional Information (Details)						9 Months Ended	12 Months Ended
		Sep. 20, 2022 shares	Dec. 04, 2021 USD ($) $ / shares shares	Oct. 20, 2021 USD ($) $ / shares shares	Sep. 08, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) d $ / shares shares	Dec. 31, 2022 USD ($) d $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Sep. 08, 2023 USD ($) $ / shares shares	Jun. 02, 2023 USD ($)	Apr. 21, 2023 USD ($)	Nov. 22, 2022 USD ($) $ / shares shares	Sep. 30, 2022 $ / shares	Sep. 08, 2022 USD ($)	Jun. 30, 2022 $ / shares	Mar. 31, 2022 $ / shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | d						1	1
Payments for investment of cash in Trust Account							$ 2,875,000	$ 293,250,000
Obligation to redeem Public Shares if entity does not complete a business combination within the combination period (as a percent)						100.00%	100.00%
Minimum net tangible assets upon consummation of the business combination						$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent						15	15
Minimum net tangible assets required to be maintained upon redemption of public shares						$ 5,000,001	$ 5,000,001
Redemption period upon closure						5 days	5 days
Maximum allowed dissolution expenses						$ 100,000	$ 100,000
Stock issued during period, value, new issues	[1],[2]							$ 25,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, Value, Issued for services						$ 1,437,500	$ 1,437,500
Temporary Equity Shares Subject To Redeption | shares												5,658
Amount Withdrawn From Trust Account To Redeem Stockholders												$ 58,916
Share Price | $ / shares												$ 10.41
Stock Issued During Period, Shares, Issued for Services | shares						1,277,234	1,277,234
Temporary equity, redemption price per share | $ / shares						$ 10.66	$ 10.4	$ 10.2					$ 10.34		$ 10.2	$ 10.2
Common Class A [Member] | Special Meeting Of Stockholders [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary equity stock shares subject to redemption | shares									28,745
Temporary equity redemption value									$ 307,028
Temporary equity, redemption price per share | $ / shares									$ 10.68
Earnout Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares				40,000,000
Number of Earnout Period				3 years
DWAC Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock Shares Issued | shares				15,000,000
DWAC Common Stock [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Number Of Days Determining The Common Stock Of Trading Days				20 days
DWAC Common Stock [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Number Of Days Determining The Common Stock Of Trading Days				30 days
DWAC Common Stock [Member] | Price Per Share of Class Common Stock Equals or Exceeds Twelve Point Five [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price | $ / shares				$ 12.5
DWAC Common Stock [Member] | Price Per Share of Class Common Stock Equals or Exceeds Fifteen [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price | $ / shares				15
DWAC Common Stock [Member] | Price Per Share of Class Common Stock Equals or Exceeds Seventeen Point Five [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price | $ / shares				$ 17.5
Merger Agreement [Member] | DWAC Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock Shares Issued | shares				10,000,000
Note [Member]
Subsidiary, Sale of Stock [Line Items]
Debt instrument face amount										$ 2,000,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares					28,750,000
Purchase price, per unit | $ / shares					$ 10
Proceeds from Issuance Initial Public Offering					$ 287,500,000
Offering costs					23,566,497
Deferred underwriting commissions					10,062,500
Fair value of the representative shares					1,437,500
Other offering costs					4,168,029
Payments for investment of cash in Trust Account					$ 293,250,000
Payments for investment of cash in Trust Account, per unit | $ / shares					$ 10.2
Stock issued during period, Value, Issued for services					$ 7,677,450
Share transfer between related parties, Value					$ 221,018
Assets Remaining for Distribution, Value per Share | $ / shares					$ 10.45
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares					3,750,000
Underwriting option period					45 days
Merger agreement with TMTG
Subsidiary, Sale of Stock [Line Items]
Agreed consideration				$ 875,000,000
True up period after the closing						90 days	90 days
DWAC Merger Sub Inc [Member] | Earnout Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				55.00%
Sponsor | Note [Member]
Subsidiary, Sale of Stock [Line Items]
Debt instrument face amount											$ 1,125,700			$ 2,875,000
Sponsor | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares					1,133,484
Sponsor | Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares					1,133,484
Purchase price, per unit | $ / shares					$ 10
Gross proceeds from sale of units					$ 11,334,840
PIPE Investors [Member] | Security Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, convertible, conversion price | $ / shares			$ 33.6
PIPE Investors [Member] | Security Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of stock, shares converted | shares			29,761,905
PIPE Investors [Member] | Private Placement | Security Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares			$ 1,000
Number of shares issued | shares			1,000,000
Stock issued during period, value, new issues			$ 1,000,000,000
Stock Issued During Period, Shares, Issued for Services | shares		251,500

[1]	On September 2, 2021, the Sponsor surrendered an aggregate of 1,437,500 shares of Class B common stock for no consideration, resulting in an aggregate of 7,187,500 shares of Class B common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the surrender of these shares (see Note 8).
[2]	The shares and the associated amounts have been retroactively restated to reflect the three-for-one stock split on July 1, 2021.